Document and Entity Information	Apr. 01, 2026
Cover [Abstract]
Entity Registrant Name	ON24 INC.
Amendment Flag	false
Entity Central Index Key	0001110611
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 01, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-39965
Entity Tax Identification Number	94-3292599
Entity Address, Address Line One	301 Howard Street
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	369-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ONTF
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false